Northern Lights Fund Trust III

Pinnacle Sherman Multi-Strategy Core Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Pinnacle Sherman Multi-Strategy Core Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 6, 2019, (SEC Accession 0001580642-19-002761).